Other information about investments - Non controlling interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investments
Non-current assets	€ 102,937	€ 93,292
Non-current liabilities	53,269	51,041
Profit	2,764	4,860	€ 13,961
Total other comprehensive income (loss)	5,179	3,309	15,718
Net cash provided by operating activities	13,092	15,119	17,460
Net cash used in investing activities	(9,817)	(9,365)	(7,018)
Net cash used in financing activities	(5,380)	(5,668)	(8,542)
Net increase (decrease) in cash and cash equivalents	(2,022)	24	1,916
Profit attributable to non-controlling interest	€ 140	89	74
Eni Plenitude Group
Disclosure of detailed information about investments
Non controlling interest (%) (as a percent)	7.58%
Current assets	€ 4,571
Non-current assets	11,185
Current liabilities	4,626
Non-current liabilities	5,156
Revenues	10,179
Profit	803
Total other comprehensive income (loss)	821
Net cash provided by operating activities	916
Net cash used in investing activities	(1,389)
Net cash used in financing activities	(85)
Net increase (decrease) in cash and cash equivalents	(23)
Profit attributable to non-controlling interest	54	€ 3
Dividends paid to minority interest	€ 5
EniPower Group
Disclosure of detailed information about investments
Non controlling interest (%) (as a percent)	49.00%	49.00%
Current assets	€ 695	€ 374
Non-current assets	934	868
Current liabilities	709	389
Non-current liabilities	31	46
Revenues	962	1,251
Profit	167	169
Total other comprehensive income (loss)	167	169
Net cash provided by operating activities	178	198
Net cash used in investing activities	(92)	(126)
Net cash used in financing activities	(18)	(3)
Net increase (decrease) in cash and cash equivalents	(9)	(31)
Profit attributable to non-controlling interest	85	€ 86
Dividends paid to minority interest	€ 41		€ 36